Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2025
Loss Per Share [Abstract]
Schedule of Loss Per Share
	Consolidated
	30 June 2025	30 June 2024
	$	$
Loss after income tax attributable to the owners of Gelteq Limited	(6,645,453)	(3,546,195)

	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings per share	9,272,375	8,118,075
Weighted average number of ordinary shares used in calculating diluted earnings per share*	9,272,375	8,118,075

	$	$

Basic loss per share	(0.72)	(0.44)
Diluted loss per share	(0.72)	(0.44)